Brumadinho dam failure (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Monetary and present value adjustments	$ 188
Disbursements	(621)
Translation adjustment	257
Operating expense	140
Liability	3,276		$ 3,312
Current liabilities	1,201		944
Non-current liabilities	2,075		$ 2,368
Expense incurred in relation to Brumadinho event	242	$ 277
Global Settlement For Brumadinho [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	2,526
Monetary and present value adjustments	155
Disbursements	(506)
Translation adjustment	195
Balance at the ending	$ 2,370
Discount rate	9.37%		9.08%
Global Settlement For Brumadinho [Member] | Payment Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 882
Monetary and present value adjustments	42
Disbursements	(243)
Translation adjustment	67
Balance at the ending	748
Global Settlement For Brumadinho [Member] | Provision For Socio Economic Reparation And Others [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	867
Monetary and present value adjustments	62
Disbursements	(238)
Translation adjustment	63
Balance at the ending	754
Global Settlement For Brumadinho [Member] | Provision For Social And Environmental Reparation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	777
Monetary and present value adjustments	51
Disbursements	(25)
Translation adjustment	65
Balance at the ending	868
Commitment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	786
Monetary and present value adjustments	33
Disbursements	(115)
Translation adjustment	62
Balance at the ending	906
Operating expense	140
Commitment [Member] | Tailings Containment And Geotechnical Safety [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	559
Monetary and present value adjustments	30
Disbursements	(67)
Translation adjustment	45
Balance at the ending	567
Commitment [Member] | Individual Indemnification [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	45
Monetary and present value adjustments	2
Disbursements	(32)
Translation adjustment	3
Balance at the ending	100
Operating expense	82
Commitment [Member] | Other Commitments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	182
Monetary and present value adjustments	1
Disbursements	(16)
Translation adjustment	14
Balance at the ending	239
Operating expense	$ 58